Document and Entity Information	9 Months Ended
Sep. 30, 2020
Cover [Abstract]
Entity Registrant Name	QUANTA INC
Entity Central Index Key	0001691430
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No.1
Entity Filer Category	Non-accelerated Filer
Entity Small Business Flag	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false